Convertible Debt - Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible Debt - Related Party

4. Convertible Debt - Related Party

The Company’s Convertible Debt with Emerald Health Sciences consists of the following:

	As of September 30, 2019	As of December 31, 2018
Total principal value	$6,000,000	$2,000,000
Unamortized debt discount	(2,652,112)	(587,617)
Unamortized debt issuance costs	(51,639)	(51,423)
Carrying value of total convertible debt - related party	$3,296,249	$1,360,960
Less, noncurrent portion	(3,296,249)	(1,360,960)
Current convertible debt - related party	$-	$-

The Company’s interest expense consists of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Interest expense – stated rate	$107,334	$-	$272,611	$3,100
Non-cash interest expense:
Amortization of debt discount	190,886	-	429,355	34,608
Amortization of transaction costs	3,327	-	9,609	-
	$301,547	$-	$711,575	$37,708

Multi Draw Credit Agreement

On October 5, 2018, the Company entered into the Credit Agreement with Emerald Health Sciences, a related party (See Note 8). The Credit Agreement provides for a credit facility to the Company of up to $20,000,000 and is unsecured. Advances under the Credit Agreement bear interest at an annual rate of 7% (payable quarterly in arrears) and mature on October 5, 2022. At Emerald Health Sciences’ election, advances and unpaid interest may be converted into common stock at a fixed conversion price of $0.40, subject to customary adjustments for stock splits, stock dividends, recapitalizations, etc. As of September 30, 2019, the unused portion of the credit facility is $14,000,000.

The Credit Agreement provides for customary events of default which may result in the acceleration of the maturity of the advances in addition to, but not limited to, cross acceleration to certain other indebtedness of the Company or a change in control. In the case of an event of default arising from specified events of bankruptcy or insolvency or reorganization, all outstanding advances will become due and payable immediately without further action or notice. If any other event of default under the Credit Agreement occurs or is continuing, Emerald Health Sciences may, by written notice, terminate its commitment to make any advances and/or declare all the advances with any other amounts payable due immediately. If any amount under the Credit Agreement is not paid when due, such overdue amount shall bear interest at an annual default interest rate of the applicable rate plus 10%, until such amount is paid in full.

In connection with each advance under the Credit Agreement, the Company agreed to issue to Emerald Health Sciences warrants to purchase shares of common stock in an amount equal to 50% of the number of shares of common stock that each advance may be converted into. The warrants have an exercise price of $0.50 per share, a term of five years and are immediately exercisable upon issuance. The exercise price is subject to adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events or upon any distributions of assets, including cash, stock or other property to the Company’s stockholders (See Note 3).

In accounting for each convertible advance and the warrants issued under the Credit Agreement, the Company allocates the proceeds between the debt host and the freestanding warrants on a relative fair value basis for each advance. On the date of each advance if the effective conversion rate of the debt is less than the market value of the Company’s common stock the Company records a beneficial conversion feature as a discount to the debt and an increase to additional paid in capital. The debt discounts related to the warrants, beneficial conversion features and compound derivatives, if any, are being amortized over the term of the Credit Agreement using the effective interest rate method. Amortization of the debt discount is recognized as non-cash interest expense and the compound derivatives related to the contingent interest feature and acceleration upon default provision are remeasured at fair value in subsequent periods in the Company’s Condensed Consolidated Balance Sheets.

On November 1, 2018, the initial advance under Credit Agreement was made for $2,000,000 and the Company issued 2,500,000 warrants (See Note 3). In accounting for the convertible advances and warrants under the Credit Agreement $1,684,920 of the proceeds was allocated to the debt and $315,080 was allocated to equity classified warrants. A beneficial conversion feature of $90,080 and a compound derivative liability of $204,102 were also recorded.

During the nine months ended September 30, 2019, the Company initiated two advances under Credit Agreement, each in the amount of $2,000,000, for an aggregate principal amount of $4,000,000, and the Company issued an aggregate of 5,000,000 warrants to Emerald Health Sciences (See Note 3). In accounting for the convertible advances and warrants issued under the Credit Agreement, an aggregate amount of $3,283,890 was allocated to the debt and $716,110 was allocated to equity classified warrants. A beneficial conversion feature of $1,584,850 and compound derivative liabilities of an aggregate of $516,058 have been recorded (See Note 3). Of the $516,058 in compound derivatives, $322,644 was recorded as other expense in the Condensed Consolidated Statements of Comprehensive Loss for the nine months ended September 30, 2019 as the value of the beneficial conversion feature exceeded the proceeds allocated to the third draw.

Aggregate financing costs of $63,007 incurred in connection with the Credit Agreement have been recorded as a discount to the debt host and are being amortized using the effective interest rate method and recognized as non-cash interest expense over the term of the Credit Agreement.

As of September 30, 2019, the unamortized debt discount will be amortized over a remaining period of approximately 3.02 years. The fair value of the underlying shares of the convertible multi draw credit agreement was $5,550,000 at September 30, 2019. As of September 30, 2019, the if-converted value did not exceed the principal balance.

Secured Convertible Promissory Note

On December 28, 2017, the Company entered into a convertible Secured Promissory Note and Security Agreement with Emerald Health Sciences (the “Convertible Promissory Note”). The Convertible Promissory Note provided for aggregate gross proceeds to the Company of up to $900,000 and was secured by all the Company’s assets. Drawdowns on the Convertible Promissory Note were interest bearing at an annual rate of 12% (compounding semi-annually), payable at maturity. The Convertible Promissory Note matured upon the earlier of June 30, 2018 or upon a default event, as defined, and elected by Emerald Health Sciences. At Emerald Health Sciences’ election, drawdowns and unpaid interest were convertible into common stock at a conversion price of $0.10, subject to a full-ratchet antidilution right. The Convertible Promissory Note was automatically converted upon the occurrence of the private placement transaction with Emerald Health Sciences (the Emerald Financing) in January 2018.

The Company received proceeds of $500,000 on December 28, 2017, and on January 19, 2018 the Company received the remaining $400,000 in funding as it had satisfied the conditions required. These conditions required receipt of conversion notices from all the existing Series B stockholders to convert their preferred shares to common stock. Such conversions occurred in January and February of 2018. On each financing date, the Company bifurcated a conversion liability from the Convertible Promissory Note related to the embedded conversion feature with a down-round protection provision (See Note 3). This resulted in a conversion liability of $265,000 at the first financing date which was one trading day prior to December 31, 2017. The second funding in January 2018 resulted in an additional conversion liability of $360,000. The conversion liabilities were recorded as a discount to the debt at each draw down date and were being amortized to interest expense.

On January 19, 2018, in conjunction with the Emerald Financing (See Note 5), the Convertible Promissory Note was automatically converted into common stock at a conversion price of $0.10 per share for 9,000,000 shares of common stock. Upon conversion, the debt and associated conversion liability were extinguished resulting in a loss on extinguishment of $590,392 which was recorded as other expense for the nine months ended September 30, 2018. For the nine months ended September 30, 2018, the effective interest rate related to the Convertible Promissory Note was 13.94%.

4. Convertible Debt – Related Party

As of December 31, 2018 and 2017, the Company’s Convertible Debt with Emerald consists of the following:

	As of December 31,
	2018	2017
Total principal value	$2,000,000	$500,000
Unamortized debt discount	(587,617)	(265,000)
Unamortized debt issuance costs	(51,423)	-
Carrying value of total convertible debt – related party	$1,360,960	$235,000
Less, noncurrent portion	(1,360,960)	-
Current convertible debt – related party	$-	$235,000

For the years ended December 31, 2018 and 2017, the Company’s interest expense consists of the following:

	Years Ended December 31,
	2018	2017
Coupon interest expense	$26,433	$667
Noncash Interest Expense
Amortization of debt discount	56,253	-
Amortization of transaction costs	2,283	-
Other interest expense	9,794
	$94,763	$667

Multi-Draw Credit Agreement

On October 5, 2018, the Company entered into a Multi-Draw Credit Agreement with Emerald, a related party (Note 11). The Credit Agreement provides for a credit facility to the Company of up to $20,000,000 and is unsecured. Advances under the Credit Agreement bear interest at an annual rate of 7% (payable quarterly in arrears) and mature on October 5, 2022. At Emerald’s election, advances and unpaid interest may be converted into Common Stock at a fixed conversion price of $0.40, subject to customary adjustments for stock splits, stock dividends, recapitalizations, etc. As of December 31, 2018, the unused portion of the credit facility is $18,000,000.

The Credit Agreement provides for customary events of default which may result in the acceleration of the maturity of the advances in addition to, but not limited to, cross acceleration to certain other indebtedness of the Company or a change in control. In the case of an event of default arising from specified events of bankruptcy or insolvency or reorganization, all outstanding advance will become due and payable immediately without further action or notice. If any other event of default under the Credit Agreement occurs or is continuing, Emerald may, by written notice, terminate its commitment to make any advances and/or declare all the advances with any other amounts payable due and payable immediately. If any amount under the Credit Agreement is not paid when due, such overdue amount shall bear interest at an annual default interest rate of the applicable rate plus 10%, until such amount is paid in full.

In connection with each advance under the Credit Agreement, the Company has agreed to issue Emerald warrants to purchase shares of common stock in an amount equal to 50% of the number of shares of common stock that each advance may be converted into. The warrants have an exercise price of $0.50 per share, a term of five years and will be immediately exercisable upon issuance. The exercise price is subject to adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events or upon any distributions of assets, including cash, stock or other property to the Company’s shareholders (See Note 3).

On November 1, 2018, an initial advance under Credit Agreement was made for $2,000,000 and the Company issued 2,500,000 warrants (See Note 3). In accounting for the convertible advance and warrants under the Credit Agreement, the Company allocated the proceeds between the debt host and the freestanding warrants on a relative fair value basis, under which $1,684,920 was allocated to the debt and $315,080 was allocated to the warrants. On the date of the advance, because the effective conversion rate of the debt was less than the market value of the Company’s common stock, a beneficial conversion feature of $90,080 has been recorded as a discount to the debt and an increase to additional paid in capital. In addition, a compound derivative liability of $204,102 related to the contingent interest feature and acceleration upon default provision was bifurcated and will be remeasured at fair value in subsequent periods (See Note 3). The debt discounts related to the warrants, beneficial conversion feature and compound derivative will be amortized over the term of the Credit Agreement using the effective interest rate method. Amortization of the debt discount is recognized as non-cash interest expense. The effective interest rate of the liability component was equal to 10.57% for the year ended December 31, 2018.

The financing costs of $53,707 incurred in connection with the Credit Agreement have been recorded as a discount to the debt host and are being amortized using the effective interest rate method and recognized as non-cash interest expense over the term of the Credit Agreement.

As of December 31, 2018, the unamortized debt discount will be amortized over a remaining period of approximately 3.76 years. The carrying value of the equity component was $2,000,000 at December 31, 2018. The if-converted value as of December 31, 2018, does not exceed the principal balance of the advance under the Credit Agreement.

Secured Convertible Promissory Note

On December 28, 2017, the Company entered into a convertible Secured Promissory Note and Security Agreement with Emerald (the “Convertible Promissory Note”). The Convertible Promissory Note provided for aggregate gross proceeds to the Company of up to $900,000 and was secured by all of the Company’s assets. Drawdowns on the Convertible Promissory Note were interest bearing at an annual rate of 12% (compounding semi-annually), payable at maturity. The Convertible Promissory Note matured upon the earlier of June 30, 2018 or upon a default event, as defined, and elected by Emerald. At Emerald’s election, drawdowns and unpaid interest were convertible into Common Stock at a conversion price of $0.10, subject to a full-ratchet antidilution right. The Convertible Promissory Note was automatically converted upon the occurrence of the Private Placement Transaction with Emerald (the Emerald Financing).

The Company received proceeds of $500,000 on December 28, 2017 and on January 19, 2018 the Company received the remaining $400,000 in funding as it had satisfied the conditions required. These conditions required receipt of conversion notices from all the existing Series B shareholders to convert their preferred shares to common stock. Such conversions occurred in January and February of 2018. On each financing date, the Company bifurcated a conversion liability from the Convertible Promissory Note related to the embedded conversion feature with a down-round protection provision (See Note 3). This resulted in a conversion liability of $265,000 at the first financing date which was one trading day prior to December 31, 2017. The second funding in January 2018, resulted in an additional conversion liability of $360,000. The conversion liabilities were recorded as a discount to the debt at each draw down date and were being amortized to interest expense.

On January 19, 2018, in conjunction with the Emerald Financing (Note 5), the Convertible Promissory Note was automatically converted into common stock at a conversion price of $0.10 per share for 9,000,000 common shares. Upon conversion, the debt and associated conversion liability were extinguished resulting in a loss on extinguishment of $590,392 which was recorded as other expense for the year ended December 31, 2018. For the years ended December 31, 2018 and 2017, the effective interest rate on the related to the Convertible Promissory Note was 13.94%.